Investment Portfolioas of March 31, 2026 (Unaudited)
DWS Core Equity VIP
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 10.2%
Entertainment 2.0%
Netflix, Inc.*	10,452	1,004,960
Spotify Technology SA*	518	251,183
Walt Disney Co.	8,784	846,602
		2,102,745
Interactive Media & Services 7.8%
Alphabet, Inc. "C"	20,359	5,840,183
Meta Platforms, Inc. "A"	4,047	2,315,410
		8,155,593
Wireless Telecommunication Services 0.4%
T-Mobile U.S., Inc.	1,910	401,157
Consumer Discretionary 9.9%
Automobiles 2.1%
General Motors Co.	10,372	772,714
Tesla, Inc.*	3,871	1,439,044
		2,211,758
Broadline Retail 4.4%
Amazon.com, Inc.*	20,794	4,330,766
Coupang, Inc.*	15,870	299,626
		4,630,392
Hotels, Restaurants & Leisure 0.5%
Hyatt Hotels Corp. "A" (a)	3,429	493,056
Household Durables 1.2%
PulteGroup, Inc.	10,646	1,252,076
Leisure Products 0.8%
Hasbro, Inc.	8,616	806,458
Specialty Retail 0.6%
TJX Companies, Inc.	4,091	653,333
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc. "B"	6,989	369,159
Consumer Staples 5.1%
Beverages 1.1%
Constellation Brands, Inc. "A"	4,230	634,500
Molson Coors Beverage Co. "B"	10,631	457,771
		1,092,271
Consumer Staples Distribution & Retail 2.7%
Costco Wholesale Corp.	799	796,148
Walmart, Inc.	16,375	2,035,085
		2,831,233

Personal Care Products 0.6%
Kenvue, Inc.	37,286	642,811
Tobacco 0.7%
Philip Morris International, Inc.	4,469	738,904
Energy 4.0%
Energy Equipment & Services 0.4%
SLB Ltd.	9,100	467,649
Oil, Gas & Consumable Fuels 3.6%
Cheniere Energy, Inc.	4,289	1,217,047
Chord Energy Corp.	3,092	439,621
Exxon Mobil Corp.	7,503	1,272,959
HF Sinclair Corp.	13,578	847,131
		3,776,758
Financials 13.4%
Banks 5.3%
Bank of America Corp.	16,622	810,322
JPMorgan Chase & Co.	10,768	3,167,515
Wells Fargo & Co.	19,666	1,565,610
		5,543,447
Capital Markets 5.1%
Ameriprise Financial, Inc.	2,583	1,147,885
Blackstone, Inc.	4,076	468,699
Cboe Global Markets, Inc.	4,512	1,268,188
CME Group, Inc.	1,846	545,216
Intercontinental Exchange, Inc.	2,849	448,091
KKR & Co., Inc.	7,546	698,005
S&P Global, Inc.	1,890	803,893
		5,379,977
Financial Services 2.6%
Apollo Global Management, Inc.	6,087	678,213
Visa, Inc. "A"	6,561	1,982,997
		2,661,210
Insurance 0.4%
Allstate Corp.	2,096	434,585
Health Care 8.6%
Biotechnology 4.6%
AbbVie, Inc.	9,820	2,135,752
Amgen, Inc.	4,602	1,619,214
Regeneron Pharmaceuticals, Inc.	1,368	1,056,971
		4,811,937
Health Care Equipment & Supplies 1.3%
Abbott Laboratories	3,697	379,571
Medtronic PLC	5,112	442,955
STERIS PLC	2,212	489,139
		1,311,665
Health Care Providers & Services 1.2%
Cigna Group	1,481	395,057
Elevance Health, Inc.	1,615	472,791
UnitedHealth Group, Inc.	1,319	356,908
		1,224,756

Health Care Technology 0.3%
Veeva Systems, Inc. "A"*	2,075	364,495
Pharmaceuticals 1.2%
Johnson & Johnson	1,940	474,213
Merck & Co., Inc.	6,420	772,262
		1,246,475
Industrials 9.6%
Aerospace & Defense 4.0%
Boeing Co.*	2,291	455,978
GE Aerospace	1,831	519,583
Howmet Aerospace, Inc.	2,924	673,865
Lockheed Martin Corp.	1,824	1,102,407
Rocket Lab Corp.*	6,318	405,742
RTX Corp.	5,539	1,068,473
		4,226,048
Building Products 0.9%
Owens Corning	8,891	962,184
Commercial Services & Supplies 1.1%
Veralto Corp.	2,918	258,010
Waste Management, Inc.	3,988	916,402
		1,174,412
Electrical Equipment 0.6%
Hubbell, Inc.	1,260	618,332
Machinery 0.9%
Caterpillar, Inc.	1,304	923,832
Marine Transportation 1.0%
Kirby Corp.*	7,568	1,005,636
Passenger Airlines 0.4%
United Airlines Holdings, Inc.*	5,004	460,718
Professional Services 0.7%
Automatic Data Processing, Inc.	1,900	386,042
Verisk Analytics, Inc.	1,525	289,369
		675,411
Information Technology 31.3%
IT Services 0.5%
Cloudflare, Inc. "A"*	2,658	548,452
Semiconductors & Semiconductor Equipment 12.8%
Advanced Micro Devices, Inc.*	5,702	1,159,958
Broadcom, Inc.	6,020	1,863,250
Lam Research Corp.	2,717	580,514
Micron Technology, Inc.	5,254	1,775,012
MKS, Inc.	2,737	628,990
NVIDIA Corp.	38,152	6,653,709
QUALCOMM, Inc.	5,803	747,310
		13,408,743
Software 9.1%
Adobe, Inc.*	752	182,796

Fortinet, Inc.*	4,979	406,884
Microsoft Corp.	18,903	6,997,323
Oracle Corp.	8,244	1,212,775
Palantir Technologies, Inc. "A"*	1,498	219,127
ServiceNow, Inc.*	4,065	424,996
		9,443,901
Technology Hardware, Storage & Peripherals 8.9%
Apple, Inc.	36,662	9,304,449
Materials 3.0%
Chemicals 1.0%
Albemarle Corp.	4,635	832,121
Mosaic Co.	9,742	248,421
		1,080,542
Containers & Packaging 0.4%
AptarGroup, Inc.	3,131	394,569
Metals & Mining 1.6%
Newmont Corp.	7,519	813,932
Nucor Corp.	4,900	828,590
		1,642,522
Real Estate 1.8%
Health Care REITs 0.5%
Medical Properties Trust, Inc.	124,479	576,338
Industrial REITs 0.9%
Prologis, Inc.	7,155	945,748
Residential REITs 0.4%
AvalonBay Communities, Inc.	2,470	403,474
Utilities 2.5%
Electric Utilities 1.6%
FirstEnergy Corp.	8,459	428,533
NRG Energy, Inc.	8,498	1,241,898
		1,670,431
Independent Power & Renewable Electricity Producers 0.3%
Vistra Corp.	2,363	355,230
Multi-Utilities 0.6%
WEC Energy Group, Inc.	4,932	570,977
Total Common Stocks (Cost $52,249,823)		103,995,849

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 3.66% (b) (Cost $967,467)	967,467	967,467

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $53,217,290)	100.3	104,963,316
Other Assets and Liabilities, Net	(0.3)	(354,236)
Net Assets	100.0	104,609,080
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (b) (c)
669,900	—	669,900 (d)	—	—	374	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 3.66% (b)
1,096,686	2,869,415	2,998,634	—	—	6,243	—	967,467	967,467
1,766,586	2,869,415	3,668,534	—	—	6,617	—	967,467	967,467

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $488,886, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $485,556.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$103,995,849	$—	$—	$103,995,849
Short-Term Investments	967,467	—	—	967,467
Total	$104,963,316	$—	$—	$104,963,316

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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